Loss Per Share - Schedule of Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Loss Per Share [Abstract]
Loss attributable to the owners of the company	$ (26,713,293)	$ (6,497,449)	[1]	$ (2,204,662)	[1]
Weighted average number of ordinary shares	213,363,459	81,778,204		81,323,334
Basic loss per share	$ (0.13)	$ (0.08)		$ (0.03)
Diluted loss per share	$ (0.13)	$ (0.08)		$ (0.03)

[1]	Prior year comparatives have been reclassified to reflect the impact of the reverse recapitalization. See Note 4, “Business combination and reverse recapitalization,” for details.